United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated Hermes High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/24

Date of Reporting Period: Six months ended 08/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2023

Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated Hermes Opportunistic High Yield Bond Fund
Fund Established 1984

A Portfolio of Federated Hermes High Yield Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2023 through August 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2023, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.3%
Cable Satellite	8.1%
Insurance - P&C	7.1%
Automotive	6.5%
Midstream	5.8%
Media Entertainment	5.2%
Health Care	4.8%
Packaging	4.8%
Building Materials	4.1%
Independent Energy	3.9%
Gaming	3.9%
Other[3]	30.3%
Bank Loan Core Fund	1.8%
Cash Equivalents[4]	2.0%
Other Assets and Liabilities - Net[5]	1.4%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 91.1%
	Aerospace/Defense— 1.9%
$2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,701,686
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	954,518
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,360,381
800,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	800,842
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	607,966
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	686,893
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,211,150
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	852,405
	TOTAL	9,175,841
	Airlines— 0.1%
641,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	630,328
	Automotive— 6.3%
250,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	252,814
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,674,961
450,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	363,731
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,115,193
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,913,060
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,397,631
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	800,087
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,135,336
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,133,746
1,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,473,322
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,434,801
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	900,532
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,087,915
1,300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,240,832
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,227,649
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,768,070
2,350,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,915,791
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,494,866
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	374,158
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	405,649
	TOTAL	31,110,144
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Banking— 0.1%
$ 525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	$ 509,716
	Building Materials— 4.1%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	172,613
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,404,907
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	271,975
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,123,329
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	487,818
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,975,732
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,117,923
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,432,982
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	726,946
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	509,196
2,300,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,968,961
1,775,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	1,545,057
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,177,471
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	236,006
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	253,551
2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,206,504
1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,561,663
1,275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,259,636
	TOTAL	20,432,270
	Cable Satellite— 8.1%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	317,709
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	944,362
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,495,202
1,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,086,622
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,032,831
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	372,787
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,752,552
2,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,587,736
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	343,853
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	854,360
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	458,632
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	695,979
3,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,917,113
1,775,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	983,483
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$1,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	$ 1,209,665
950,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	842,762
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	564,155
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	470,572
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	992,226
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,123,820
775,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	787,044
900,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	798,347
1,400,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 12/30/2023	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	609,930
1,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,285,696
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	888,507
1,425,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,163,242
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	878,832
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,124,600
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,582,031
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,255,089
275,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	232,448
250,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	204,760
1,775,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,485,334
1,725,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,407,868
2,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,373,994
		TOTAL	40,124,143
		Chemicals— 1.9%
350,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	329,680
425,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	360,838
350,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	330,432
975,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	858,020
375,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	335,083
2,475,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,903,482
400,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	370,710
975,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	801,332
925,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	932,934
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Chemicals— continued
$1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	$ 1,370,149
1,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	659,505
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	369,622
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	740,775
	TOTAL	9,362,562
	Construction Machinery— 0.7%
1,925,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,682,550
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	811,441
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	547,651
325,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	278,285
	TOTAL	3,319,927
	Consumer Cyclical Services— 3.2%
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,856,800
4,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,816,212
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,342,309
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	509,304
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	322,911
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,753,865
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	766,780
2,828,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,738,186
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	571,277
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,395,095
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	507,936
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	328,920
	TOTAL	15,909,595
	Consumer Products— 1.5%
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,396,071
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	932,606
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,243,549
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,303,984
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	362,666
	TOTAL	7,238,876
	Diversified Manufacturing— 1.0%
3,425,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,393,955
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,558,319
	TOTAL	4,952,274
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Finance Companies— 2.3%
$ 275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	$ 250,477
1,975,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,690,610
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	546,726
975,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	958,971
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	703,063
2,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,833,750
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	778,531
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	336,517
2,050,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,973,021
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,693,575
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	415,063
	TOTAL	11,180,304
	Food & Beverage— 1.7%
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,879,847
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,752,357
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	969,115
1,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,271,712
928,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	907,769
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,484,634
	TOTAL	8,265,434
	Gaming— 3.9%
1,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,706,431
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	375,230
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	374,716
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	226,082
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	525,740
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	194,578
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,150,936
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,477,384
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,464,877
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,575,160
500,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	507,451
1,000,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	870,900
2,700,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,516,805
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$1,225,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	$ 1,239,418
725,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	593,579
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	190,494
300,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	283,284
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,323,615
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	552,816
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	582,335
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	784,006
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	95,885
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	496,565
	TOTAL	19,108,287
	Health Care— 4.8%
800,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	686,608
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,928,171
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	834,016
875,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	504,333
2,150,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,320,573
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	594,708
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	188,692
375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	366,484
850,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	671,099
425,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	345,718
1,050,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	927,633
275,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	293,851
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	501,743
750,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	751,546
625,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	604,322
575,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	554,071
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	201,321
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	520,017
725,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	501,996
1,325,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,157,951
5,125,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,556,207
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Care— continued
$1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	$ 1,027,849
700,000		Tenet Healthcare Corp., 4.875%, 1/1/2026	679,310
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	737,707
350,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	348,705
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	339,592
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,735,371
875,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	862,510
		TOTAL	23,742,104
		Health Insurance— 0.3%
575,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	492,926
1,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	920,445
		TOTAL	1,413,371
		Independent Energy— 3.9%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	912,622
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	126,162
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	387,561
1,100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,094,530
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	501,061
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	697,877
400,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	395,777
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	542,741
1,275,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	28,687
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	167,658
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	221,976
200,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	207,250
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	541,406
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	198,938
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,873,154
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,191,870
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	416,147
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	973,693
750,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	860,621
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	363,452
1,425,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,417,882
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	481,392
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Independent Energy— continued
$ 650,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	$ 675,392
350,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	316,395
525,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	484,499
675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	667,170
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	996,700
600,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	532,167
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	281,165
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	755,272
	TOTAL	19,311,217
	Industrial - Other— 1.7%
2,050,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,020,623
3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,160,870
1,975,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,879,914
400,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	371,230
1,000,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	938,300
	TOTAL	8,370,937
	Insurance - P&C— 7.1%
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,470,374
2,487,700	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.75% PIK, 1/15/2027	2,450,962
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,739,812
2,525,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,502,211
4,900,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,316,968
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	816,375
575,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	585,893
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,988,307
5,550,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	5,544,595
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,123,914
1,275,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,299,586
625,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	607,316
5,250,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,628,787
4,075,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	4,078,259
	TOTAL	35,153,359
	Leisure— 0.8%
250,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	253,889
500,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	471,907
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	142,834
275,000	Ncl Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	248,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Leisure— continued
$1,800,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	$ 1,617,753
1,000,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	959,814
		TOTAL	3,694,385
		Lodging— 0.4%
950,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	795,336
200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	196,410
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	490,251
275,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	276,621
250,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	239,779
		TOTAL	1,998,397
		Media Entertainment— 4.8%
2,025,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	20,250
1,350,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	13,500
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	348,671
475,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	11,785
1,525,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	31,453
475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	332,048
750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	524,429
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	1,923,376
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	127,701
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	257,319
3,314,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,298,845
675,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	628,357
350,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	292,565
3,300,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,758,924
1,100,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	966,159
1,925,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,811,123
675,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	611,584
1,075,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	887,846
625,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	505,619
1,375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,128,965
1,725,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	920,894
1,050,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	941,759
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 800,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	$ 704,984
3,025,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,379,072
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	861,697
850,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	823,428
150,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	150,053
1,500,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,305,681
	TOTAL	23,568,087
	Metals & Mining— 0.6%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	798,793
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	692,066
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,469,779
	TOTAL	2,960,638
	Midstream— 5.8%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,180,416
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,282,148
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,430,535
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,891,723
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,294,008
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	585,521
1,250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,104,906
550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	508,039
750,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	706,735
1,000,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	864,064
500,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	515,607
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	628,367
600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	573,818
425,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	386,218
875,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	795,875
1,025,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	906,826
248,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	245,960
2,250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,237,800
225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	227,303
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	440,087
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	562,305
750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	704,221
1,125,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,056,342
300,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	298,726
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$1,175,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	$ 1,215,251
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	516,499
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	879,435
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	559,361
600,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	552,642
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	361,190
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	251,512
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,319,464
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	666,368
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	777,112
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	169,413
925,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	759,237
	TOTAL	28,455,034
	Oil Field Services— 2.1%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,385,544
2,675,000	Archrock Partners LP /Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,632,333
700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	674,139
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	577,219
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	170,940
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	594,745
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	595,464
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,976,251
1,525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,509,247
	TOTAL	10,115,882
	Packaging— 4.8%
2,818,920	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,268,814
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,261,235
2,125,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,822,794
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,544,014
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	716,597
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	345,461
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	355,612
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	$ 956,644
800,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	788,516
975,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	884,318
5,525,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	5,001,874
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	386,097
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	524,670
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	399,866
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,206,054
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	353,570
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	673,427
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	295,092
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	448,545
3,350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,196,244
	TOTAL	23,429,444
	Paper— 0.0%
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	106,667
	Pharmaceuticals— 1.5%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	439,071
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	131,706
1,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	723,698
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	454,968
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	131,578
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	267,666
1,825,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,017,337
2,575,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,261,545
650,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	583,004
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	294,444
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,130,097
	TOTAL	7,435,114
	Restaurant— 1.5%
6,150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,215,515
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	828,467
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	821,976
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Restaurant— continued
$ 650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	$ 599,168
	TOTAL	7,465,126
	Retailers— 0.7%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	575,460
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,037,782
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	322,045
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	743,128
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	380,916
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	318,874
275,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	275,432
	TOTAL	3,653,637
	Supermarkets— 0.5%
1,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,255,614
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	437,149
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	548,008
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	381,488
	TOTAL	2,622,259
	Technology— 10.3%
625,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	573,631
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	622,688
1,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,627,842
1,250,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,232,206
925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	763,005
750,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	755,640
1,600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,579,692
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	237,435
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,527,693
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,252,885
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,467,172
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	978,874
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,221,379
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	920,850
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,592,022
1,700,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,629,732
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	$ 215,099
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	373,407
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,287,635
1,225,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,057,819
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	574,027
2,450,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,436,470
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,006,845
4,900,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,260,065
1,600,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,469,946
1,525,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,388,343
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	449,179
325,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	328,436
575,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	583,110
350,000	Open Text Corp. - OLD, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	311,796
250,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	215,665
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	851,808
1,800,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,611,638
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	677,665
1,800,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	524,880
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,222,658
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	465,880
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	78,751
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	419,494
1,858,500	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,060,742
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	175,862
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	420,989
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	426,188
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	272,644
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,927,200
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	361,932
800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	695,704
950,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	779,309
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	229,347
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	525,000
	TOTAL	50,668,279
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation Services— 0.5%
$1,100,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	$ 1,085,821
1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,521,757
		TOTAL	2,607,578
		Utility - Electric— 1.9%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	648,638
232,000		Calpine Corp., 144A, 5.250%, 6/1/2026	227,843
300,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	250,388
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	391,542
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	381,174
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	638,386
1,950,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,664,374
1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	948,913
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	965,546
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,204,512
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	414,544
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	362,050
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,324,963
		TOTAL	9,422,873
		Wireless Communications— 0.3%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,387,144
		TOTAL CORPORATE BONDS (IDENTIFIED COST $507,798,449)	448,901,233
		COMMON STOCKS— 3.7%
		Advertising— 0.1%
12,915		Red Rock Resorts, Inc.	567,356
		Automotive— 0.2%
49,653	[3]	American Axle & Manufacturing Holdings, Inc.	374,880
2,785		Lear Corp.	401,291
		TOTAL	776,171
		Cable Satellite— 0.0%
2,175	[2,3]	Intelsat Jackson Holdings S.A.	11,419
		Chemicals— 0.2%
26,420		Koppers Holdings, Inc.	1,011,622
		Communications Equipment— 0.1%
12,545	[3]	Lumentum Holdings, Inc.	679,061
		Consumer Cyclical Services— 0.2%
10,895		Brinks Co. (The)	825,950
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS— continued
		Containers & Packaging— 0.3%
125,695		Ardagh Metal Packaging	$ 451,245
38,146		Graphic Packaging Holding Co.	848,367
10,354		WestRock Co.	338,679
		TOTAL	1,638,291
		Food & Beverage— 0.1%
16,915	[3]	US Foods Holding Corp.	683,873
		Gas Utilities— 0.1%
50,846		Suburban Propane Partners LP	738,284
		Hotels Restaurants & Leisure— 0.3%
8,955		Boyd Gaming Corp.	598,821
17,355	[3]	Caesars Entertainment Corp.	959,037
		TOTAL	1,557,858
		Independent Power Producers & Energy Traders— 0.2%
30,490		Vistra Corp.	957,996
		Media Entertainment— 0.4%
64,291	[3]	Cumulus Media, Inc.	298,310
107,134	[3]	iHeartMedia, Inc.	386,754
196,275	[3]	Stagwell, Inc.	1,069,699
		TOTAL	1,754,763
		Metal Containers— 0.2%
49,285	[3]	O-I Glass, Inc.	978,800
		Oil Field Services— 0.2%
19,916	[3]	Superior Energy Services, Inc.	1,020,016
		Oil Gas & Consumable Fuels— 0.2%
8,058		Devon Energy Corp.	411,683
2,294		Pioneer Natural Resources, Inc.	545,812
		TOTAL	957,495
		Personal Products— 0.1%
22,110		Energizer Holdings, Inc.	759,478
		Professional Services— 0.2%
7,155		Science Applications International Corp.	841,857
		Technology Hardware Storage & Peripherals— 0.2%
13,995		Dell Technologies, Inc.	787,079
		Trading Companies & Distributors— 0.2%
12,030	[3]	GMS, Inc.	834,160
		Utility - Electric— 0.2%
18,140		Enviva, Inc.	166,888
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COMMON STOCKS— continued
	Utility - Electric— continued
20,025	NRG Energy, Inc.	$ 751,939
	TOTAL	918,827
	TOTAL COMMON STOCKS (IDENTIFIED COST $21,399,758)	18,300,356
	INVESTMENT COMPANIES— 3.8%
1,000,471	Bank Loan Core Fund	8,734,112
9,922,727	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[4]	9,922,727
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,766,623)	18,656,839
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $548,964,830)[5]	485,858,428
	OTHER ASSETS AND LIABILITIES - NET—1.4%[6]	6,738,933
	TOTAL NET ASSETS—100%	$492,597,361
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$11,919,245	$12,279,581	$24,198,826
Purchases at Cost	$433,982	$70,714,539	$71,148,521
Proceeds from Sales	$(3,500,000)	$(73,070,362)	$(76,570,362)
Change in Unrealized Appreciation/Depreciation	$107,862	$340	$108,202
Net Realized Gain/(Loss)	$(226,977)	$(1,371)	$(228,348)
Value as of 8/31/2023	$8,734,112	$9,922,727	$18,656,839
Shares Held as of 8/31/2023	1,000,471	9,922,727	10,923,198
Dividend Income	$433,962	$243,180	$677,142

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $549,916,654.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$448,901,233	$0	$448,901,233
Equity Securities:
Common Stocks
Domestic	17,837,692	—	—	17,837,692
International	451,245	—	11,419	462,664
Investment Companies	18,656,839	—	—	18,656,839
TOTAL SECURITIES	$36,945,776	$448,901,233	$11,419	$485,858,428

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.01	$6.83	$6.98	$6.51	$6.59	$6.80
Income From Investment Operations:
Net investment income (loss)	0.17	0.32	0.28	0.29	0.34	0.36
Net realized and unrealized gain (loss)	0.09	(0.78)	(0.12)	0.48	(0.08)	(0.15)
Total From Investment Operations	0.26	(0.46)	0.16	0.77	0.26	0.21
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.29)	(0.30)	(0.33)	(0.37)
Distributions from net realized gain	—	(0.03)	(0.02)	—	(0.01)	(0.05)
Total Distributions	(0.18)	(0.36)	(0.31)	(0.30)	(0.34)	(0.42)
Redemption fees	—	—	—	—	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.09	$6.01	$6.83	$6.98	$6.51	$6.59
Total Return[2]	4.33%	(6.77)%	2.18%	12.33%	3.98%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.51%[4]	5.18%	4.01%	4.45%	4.83%	4.91%
Expense waiver/reimbursement[5]	0.15%[4]	0.13%	0.11%	0.13%	0.11%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,769	$24,153	$25,842	$23,000	$25,430	$28,642
Portfolio turnover[6]	6%	14%	34%	41%	31%	20%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.00	$6.83	$6.98	$6.51	$6.59	$6.80
Income From Investment Operations:
Net investment income (loss)	0.14	0.27	0.23	0.23	0.28	0.29
Net realized and unrealized gain (loss)	0.10	(0.79)	(0.13)	0.49	(0.07)	(0.13)
Total From Investment Operations	0.24	(0.52)	0.10	0.72	0.21	0.16
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.23)	(0.25)	(0.28)	(0.32)
Distributions from net realized gain	—	(0.03)	(0.02)	—	(0.01)	(0.05)
Total Distributions	(0.15)	(0.31)	(0.25)	(0.25)	(0.29)	(0.37)
Redemption fees	—	—	—	—	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.09	$6.00	$6.83	$6.98	$6.51	$6.59
Total Return[2]	4.08%	(7.68)%	1.36%	11.42%	3.14%	2.46%
Ratios to Average Net Assets:
Net expenses[3]	1.81%[4]	1.79%	1.78%	1.79%	1.78%	1.72%
Net investment income	4.67%[4]	4.30%	3.19%	3.62%	4.03%	4.30%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.05%	0.05%	0.06%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,661	$18,121	$28,570	$28,292	$30,266	$34,253
Portfolio turnover[6]	6%	14%	34%	41%	31%	20%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.98	$6.81	$6.96	$6.48	$6.56	$6.78
Income From Investment Operations:
Net investment income (loss)	0.17	0.33	0.30	0.30	0.35	0.35
Net realized and unrealized gain (loss)	0.10	(0.79)	(0.12)	0.49	(0.07)	(0.14)
Total From Investment Operations	0.27	(0.46)	0.18	0.79	0.28	0.21
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.31)	(0.31)	(0.35)	(0.38)
Distributions from net realized gain	—	(0.03)	(0.02)	—	(0.01)	(0.05)
Total Distributions	(0.18)	(0.37)	(0.33)	(0.31)	(0.36)	(0.43)
Redemption fees	—	—	—	—	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.07	$5.98	$6.81	$6.96	$6.48	$6.56
Total Return[2]	4.64%	(6.72)%	2.43%	12.80%	4.23%	3.32%
Ratios to Average Net Assets:
Net expenses[3]	0.72%[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	5.75%[4]	5.38%	4.26%	4.68%	5.08%	5.31%
Expense waiver/reimbursement[5]	0.16%[4]	0.15%	0.13%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,037	$259,980	$351,491	$312,067	$323,629	$326,429
Portfolio turnover[6]	6%	14%	34%	41%	31%	20%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.99	$6.81	$6.97	$6.49	$6.57	$6.78
Income From Investment Operations:
Net investment income (loss)	0.17	0.32	0.28	0.28	0.34	0.34
Net realized and unrealized gain (loss)	0.10	(0.78)	(0.13)	0.50	(0.08)	(0.13)
Total From Investment Operations	0.27	(0.46)	0.15	0.78	0.26	0.21
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.29)	(0.30)	(0.33)	(0.37)
Distributions from net realized gain	—	(0.03)	(0.02)	—	(0.01)	(0.05)
Total Distributions	(0.18)	(0.36)	(0.31)	(0.30)	(0.34)	(0.42)
Redemption fees	—	—	—	—	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.08	$5.99	$6.81	$6.97	$6.49	$6.57
Total Return[2]	4.51%	(6.80)%	2.03%	12.51%	3.97%	3.22%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	5.51%[4]	5.14%	4.00%	4.42%	4.83%	5.04%
Expense waiver/reimbursement[5]	0.15%[4]	0.14%	0.13%	0.13%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,331	$217,072	$292,433	$323,462	$330,089	$373,153
Portfolio turnover[6]	6%	14%	34%	41%	31%	20%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.99	$6.82	$6.97	$6.49	$6.57	$6.78
Income From Investment Operations:
Net investment income (loss)	0.17	0.33	0.30	0.30	0.35	0.36
Net realized and unrealized gain (loss)	0.10	(0.79)	(0.12)	0.49	(0.07)	(0.13)
Total From Investment Operations	0.27	(0.46)	0.18	0.79	0.28	0.23
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.31)	(0.31)	(0.35)	(0.39)
Distributions from net realized gain	—	(0.03)	(0.02)	—	(0.01)	(0.05)
Total Distributions	(0.18)	(0.37)	(0.33)	(0.31)	(0.36)	(0.44)
Redemption fees	—	—	—	—	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.08	$5.99	$6.82	$6.97	$6.49	$6.57
Total Return[2]	4.65%	(6.69)%	2.44%	12.80%	4.24%	3.49%
Ratios to Average Net Assets:
Net expenses[3]	0.71%[4]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	5.77%[4]	5.43%	4.33%	4.86%	5.08%	5.41%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.05%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,799	$11,074	$12,111	$4,651	$9,387	$5,412
Portfolio turnover[6]	6%	14%	34%	41%	31%	20%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $18,656,839 of investments in affiliated holdings* (identified cost $548,964,830, including $19,766,623 of identified cost in affiliated holdings)	$485,858,428
Income receivable	7,607,056
Income receivable from affiliated holdings	121,107
Receivable for investments sold	881,844
Receivable for shares sold	166,101
Total Assets	494,634,536
Liabilities:
Payable for investments purchased	73,715
Payable for shares redeemed	1,650,305
Income distribution payable	60,373
Payable for investment adviser fee (Note 5)	7,202
Payable for administrative fee (Note 5)	1,045
Payable for portfolio accounting fees	57,018
Payable for transfer agent fees (Note 2)	95,913
Payable for distribution services fee (Note 5)	9,923
Payable for other service fees (Notes 2 and 5)	52,320
Accrued expenses (Note 5)	29,361
Total Liabilities	2,037,175
Net assets for 81,070,785 shares outstanding	$492,597,361
Net Assets Consist of:
Paid-in capital	$580,533,891
Total distributable earnings (loss)	(87,936,530)
Total Net Assets	$492,597,361
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($25,769,258 ÷ 4,229,161 shares outstanding), no par value, unlimited shares authorized	$6.09
Offering price per share (100/95.50 of $6.09)	$6.38
Redemption proceeds per share	$6.09
Class C Shares:
Net asset value per share ($15,660,978 ÷ 2,570,619 shares outstanding), no par value, unlimited shares authorized	$6.09
Offering price per share	$6.09
Redemption proceeds per share (99.00/100 of $6.09)	$6.03
Institutional Shares:
Net asset value per share ($228,036,919 ÷ 37,556,946 shares outstanding), no par value, unlimited shares authorized	$6.07
Offering price per share	$6.07
Redemption proceeds per share	$6.07
Service Shares:
Net asset value per share ($211,330,656 ÷ 34,773,021 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share	$6.08
Class R6 Shares:
Net asset value per share ($11,799,550 ÷ 1,941,038 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share	$6.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2023 (unaudited)

Investment Income:
Interest	$15,102,568
Dividends (including $677,142 received from affiliated holdings* and net of foreign taxes withheld of $3,574)	1,558,800
TOTAL INCOME	16,661,368
Expenses:
Investment adviser fee (Note 5)	1,539,235
Administrative fee (Note 5)	203,288
Custodian fees	13,795
Transfer agent fees (Note 2)	293,138
Directors’/Trustees’ fees (Note 5)	4,896
Auditing fees	16,169
Legal fees	5,738
Portfolio accounting fees	84,373
Distribution services fee (Note 5)	62,973
Other service fees (Notes 2 and 5)	317,989
Share registration costs	45,301
Printing and postage	27,286
Miscellaneous (Note 5)	18,684
TOTAL EXPENSES	2,632,865
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(168,381)
Reimbursement of other operating expenses (Notes 2 and 5)	(215,380)
TOTAL WAIVER AND REIMBURSEMENTS	(383,761)
Net expenses	2,249,104
Net investment income	14,412,264
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(228,348) on sales of investments in affiliated holdings*)	(10,195,909)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $108,202 on investments in affiliated holdings*)	18,089,376
Net realized and unrealized gain (loss) on investments	7,893,467
Change in net assets resulting from operations	$22,305,731

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2023	Year Ended 2/28/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,412,264	$31,070,751
Net realized gain (loss)	(10,195,909)	(13,078,197)
Net change in unrealized appreciation/depreciation	18,089,376	(68,038,646)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,305,731	(50,046,092)
Distributions to Shareholders:
Class A Shares	(725,565)	(1,422,839)
Class C Shares	(420,910)	(1,067,458)
Institutional Shares	(7,474,674)	(17,633,521)
Service Shares	(6,272,402)	(13,852,853)
Class R6 Shares	(359,279)	(670,248)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,252,830)	(34,646,919)
Share Transactions:
Proceeds from sale of shares	49,590,700	124,905,133
Net asset value of shares issued to shareholders in payment of distributions declared	14,912,005	33,937,093
Cost of shares redeemed	(109,358,338)	(254,197,032)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,855,633)	(95,354,806)
Change in net assets	(37,802,732)	(180,047,817)
Net Assets:
Beginning of period	530,400,093	710,447,910
End of period	$492,597,361	$530,400,093
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $383,761 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended August 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$13,225	$(9,886)
Class C Shares	9,827	(449)
Institutional Shares	148,484	(115,425)
Service Shares	120,599	(89,620)
Class R6 Shares	1,003	—
TOTAL	$293,138	$(215,380)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$31,002
Class C Shares	20,788
Service Shares	266,199
TOTAL	$317,989
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	511,521	$3,084,379	1,579,608	$9,602,982
Shares issued to shareholders in payment of distributions declared	119,672	722,960	232,215	1,418,940
Shares redeemed	(423,559)	(2,549,922)	(1,572,424)	(9,730,921)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	207,634	$1,257,417	239,399	$1,291,001
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	93,639	$562,218	300,361	$1,829,520
Shares issued to shareholders in payment of distributions declared	69,686	420,860	173,723	1,064,850
Shares redeemed	(610,500)	(3,674,375)	(1,638,697)	(10,174,741)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(447,175)	$(2,691,297)	(1,164,613)	$(7,280,371)
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,397,236	$32,375,113	13,468,349	$83,702,521
Shares issued to shareholders in payment of distributions declared	1,231,496	7,412,797	2,866,657	17,510,965
Shares redeemed	(12,511,545)	(74,977,706)	(24,519,930)	(149,694,005)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,882,813)	$(35,189,796)	(8,184,924)	$(48,480,519)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,949,940	$11,674,890	4,300,719	$26,573,565
Shares issued to shareholders in payment of distributions declared	995,735	5,999,666	2,173,134	13,287,917
Shares redeemed	(4,410,008)	(26,455,928)	(13,148,498)	(81,193,750)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,464,333)	$(8,781,372)	(6,674,645)	$(41,332,268)
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	316,619	$1,894,100	517,282	$3,196,545
Shares issued to shareholders in payment of distributions declared	59,030	355,722	107,216	654,421
Shares redeemed	(282,832)	(1,700,407)	(553,158)	(3,403,615)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	92,817	$549,415	71,340	$447,351
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,493,870)	$(44,855,633)	(15,713,443)	$(95,354,806)
4. FEDERAL TAX INFORMATION
At August 31, 2023, the cost of investments for federal tax purposes was $549,916,654. The net unrealized depreciation of investments for federal tax purposes was $64,058,226. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,272,689 and unrealized depreciation from investments for those securities having an excess of cost over value of $68,330,915.
As of February 28, 2023, the Fund had a capital loss carryforward of $13,892,193 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,680,227	$11,211,966	$13,892,193
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2023, the Adviser voluntarily waived $162,762 of its fee and voluntarily reimbursed $215,380 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2023, the Adviser reimbursed $5,619.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$62,973
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2023, FSC retained $4,393 of fees paid by the Fund. For the six months ended August 31, 2023, Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2023, FSC did not retain any sales charges. FSC retained $133 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2023, FSSC received $9,934 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.81%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to May 1, 2023, the Fee Limit for the Class C Shares was 1.80%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2023, were as follows:
Purchases	$32,003,158
Sales	$74,906,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2023, the Fund had no outstanding loans. During the six months ended August 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2023, there were no outstanding loans. During the six months ended August 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Semi-Annual Shareholder Report

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2023	Ending Account Value 8/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.30	$5.00
Class C Shares	$1,000	$1,040.80	$9.31
Institutional Shares	$1,000	$1,046.40	$3.71
Service Shares	$1,000	$1,045.10	$5.00
Class R6 Shares	$1,000	$1,046.50	$3.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.32	$4.94
Class C Shares	$1,000	$1,016.08	$9.20
Institutional Shares	$1,000	$1,021.58	$3.67
Service Shares	$1,000	$1,020.32	$4.94
Class R6 Shares	$1,000	$1,021.63	$3.62

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class C Shares	1.81%
Institutional Shares	0.72%
Service Shares	0.97%
Class R6 Shares	0.71%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes High Yield Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Opportunistic High Yield Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023